LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about loans payable [Table Text Block]
	December 31,	December 31,
	2023	2022

Balance at the beginning of the year	$14,510	$10,494
Net proceeds from software and equipment financing	-	9,070
Finance cost	728	726
Repayments of principal	(5,991)	(5,054)
Repayments of finance costs	(728)	(726)
Balance at the end of the year	$8,519	$14,510

Less: Current loans payable	$3,861	$6,041
Balance: Non-current loans payable	$4,658	$8,469